COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Lessee, Operating Lease, Disclosure [Table Text Block]
The Group leases offices and classroom facilities under operating leases. Future minimum lease payments under non-cancelable operating leases with initial terms in excess of one year consist of the following as of December 31, 2017:

	RMB	US$
2018	156,549	24,061
2019	138,674	21,314
2020	115,381	17,734
2021	77,646	11,934
2022 and thereafter	147,673	22,697
	635,923	97,740